Schedule of Investments
January 31, 2022
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–99.19%
Australia–4.58%
ALS Ltd.	5,838,161	$49,121,835
Ansell Ltd.	2,715,745	51,560,087
Bravura Solutions Ltd.(a)	19,032,570	29,235,047
carsales.com Ltd.	4,096,167	64,904,967
Cochlear Ltd.	549,011	75,161,243
IPH Ltd.(a)	12,757,093	74,035,927
		344,019,106
Austria–0.10%
Fabasoft AG	203,394	7,363,446
Brazil–1.86%
Odontoprev S.A.(a)	33,008,200	77,577,133
TOTVS S.A.	11,382,437	62,312,846
		139,889,979
Canada–0.87%
Descartes Systems Group, Inc. (The)(b)	901,661	65,598,560
Denmark–2.78%
Chemometec A/S	541,838	56,055,112
Chr. Hansen Holding A/S	1,028,127	82,401,857
SimCorp A/S	758,037	70,578,024
		209,034,993
Finland–0.37%
Nokian Renkaat OYJ	831,002	28,004,726
France–3.87%
Alten S.A.	414,352	67,524,799
Gaztransport Et Technigaz S.A.	722,446	66,429,593
Interparfums S.A.	577,460	43,842,595
Lectra	1,018,183	43,634,323
Neurones	920,917	35,171,981
Thermador Groupe	85,202	9,295,130
Vetoquinol S.A.	168,850	24,869,000
		290,767,421
Germany–9.02%
Amadeus Fire AG(a)	290,518	53,662,495
Atoss Software AG	241,393	48,117,142
Carl Zeiss Meditec AG, BR	735,986	117,107,612
CTS Eventim AG & Co. KGaA(b)	744,460	52,370,463
Fielmann AG	645,317	40,914,845
Fuchs Petrolub SE, Preference Shares	1,405,601	60,541,640
Knorr-Bremse AG	224,951	22,693,295
Nemetschek SE	605,881	55,290,958
New Work SE(a)	326,237	71,682,352
Sartorius AG, Preference Shares	121,853	65,234,290
STRATEC SE	314,045	42,271,086
Symrise AG	395,818	47,228,013
		677,114,191
Iceland–1.94%
Marel HF(c)	10,662,978	66,547,565
Shares		Value
Iceland–(continued)
Ossur HF(b)	13,469,863	$79,499,158
		146,046,723
India–2.99%
AIA Engineering Ltd.	1,760,405	44,736,786
Britannia Industries Ltd.	960,633	45,576,557
Larsen & Toubro Infotech Ltd.(c)	1,199,697	101,152,126
Triveni Turbine Ltd.	12,014,057	32,753,929
		224,219,398
Ireland–0.78%
ICON PLC(b)	220,305	58,539,445
Israel–1.90%
Nice Ltd., ADR(b)	555,934	142,352,460
Italy–3.87%
Antares Vision S.p.A.(b)	1,596,895	18,858,040
DiaSorin S.p.A.	376,809	58,072,972
GVS S.p.A.(c)	4,486,479	50,208,469
Interpump Group S.p.A.	768,887	47,322,331
Recordati Industria Chimica e Farmaceutica S.p.A.	1,221,433	68,170,972
Tinexta S.p.A.	1,353,304	47,990,579
		290,623,363
Japan–18.36%
Ariake Japan Co. Ltd.(a)	1,683,700	89,453,819
As One Corp.	1,206,126	59,727,278
Azbil Corp.	3,275,500	128,998,251
Benefit One, Inc.	1,860,900	56,548,864
Daifuku Co. Ltd.	1,428,600	99,324,745
Disco Corp.	251,100	68,906,235
Fukui Computer Holdings, Inc.(a)	1,320,400	34,346,064
Infomart Corp.	6,150,526	35,870,199
Japan Elevator Service Holdings Co. Ltd.	3,610,000	51,972,369
Meitec Corp.(a)	1,532,286	89,718,658
MISUMI Group, Inc.	1,213,500	39,492,286
MonotaRO Co. Ltd.	4,251,420	69,289,474
NSD Co. Ltd.	2,826,300	48,319,733
OBIC Business Consultants Co. Ltd.	1,640,900	61,969,460
Obic Co. Ltd.	798,200	131,645,855
SCSK Corp.	3,165,900	53,592,870
SHO-BOND Holdings Co. Ltd.	1,062,300	46,578,751
TechnoPro Holdings, Inc.	2,327,300	59,122,829
TKC Corp.	1,368,818	35,991,100
Tsuruha Holdings, Inc.	588,200	47,355,990
USS Co. Ltd.	4,307,848	70,485,939
		1,378,710,769
Jersey–0.58%
JTC PLC(c)	4,140,343	43,840,015
Netherlands–1.04%
IMCD N.V.	451,781	77,929,829

See accompanying notes which are an integral part of this schedule.
Invesco International Small-Mid Company Fund

Shares		Value
New Zealand–0.53%
Fisher & Paykel Healthcare Corp. Ltd.	2,152,584	$39,635,187
Norway–0.39%
Medistim ASA	859,892	29,505,487
South Korea–0.18%
NICE Information Service Co. Ltd.	859,090	13,609,769
Spain–0.62%
Applus Services S.A.	5,245,359	46,192,430
Sweden–13.98%
AddTech AB, Class B	2,451,563	45,546,495
Alfa Laval AB	1,986,687	67,218,728
Biotage AB	2,649,753	53,982,669
Bravida Holding AB(c)	3,771,305	44,892,875
Cellavision AB	1,087,959	35,427,882
Elekta AB, Class B	5,552,001	56,671,346
Epiroc AB, Class A	3,227,459	68,601,755
Fortnox AB	10,978,850	56,098,406
Hexpol AB	4,902,103	58,537,279
Karnov Group AB(a)	8,611,787	53,775,503
Lifco AB, Class B	2,529,181	59,004,745
Lime Technologies AB	579,250	18,239,155
Loomis AB(a)	4,190,637	107,627,035
MIPS AB(c)	553,604	55,352,606
Mycronic AB	2,320,433	47,458,370
Sdiptech AB, Class B(a)(b)	2,356,206	98,092,579
SmartCraft ASA(b)	8,283,679	19,078,004
Vitec Software Group AB, Class B	1,176,028	52,894,051
Vitrolife AB	1,248,834	51,239,119
		1,049,738,602
Switzerland–10.76%
Belimo Holding AG	153,916	85,181,126
Bossard Holding AG, Class A	116,963	36,570,929
dormakaba Holding AG	117,035	67,065,600
Forbo Holding AG	26,565	51,511,299
Interroll Holding AG, Class R	9,555	40,459,358
Kardex Holding AG	271,985	75,452,159
LEM Holding S.A.	26,834	67,178,720
Partners Group Holding AG	132,459	184,292,152
Tecan Group AG, Class R	163,271	79,354,223
VAT Group AG(c)	133,700	54,397,371
VZ Holding AG	709,213	66,772,627
		808,235,564
Shares		Value
Taiwan–0.45%
Advantech Co. Ltd.	2,410,000	$33,713,006
United Kingdom–16.56%
Alpha Financial Markets Consulting PLC	4,919,325	29,169,920
Ashmore Group PLC	7,605,192	29,115,269
Auction Technology Group PLC (Acquired 02/23/2021-01/26/2022; Cost $39,863,032)(b)(d)	2,851,270	41,334,507
AVEVA Group PLC	2,041,963	80,821,412
Brewin Dolphin Holdings PLC	8,836,509	39,205,815
Croda International PLC	1,190,193	128,232,402
Diploma PLC	2,060,431	76,902,407
FDM Group Holdings PLC	3,191,286	46,314,129
Halma PLC	2,776,612	94,113,296
Hill & Smith Holdings PLC	2,366,147	47,902,551
Howden Joinery Group PLC	4,924,322	54,293,526
IMI PLC	2,509,730	56,230,161
Intertek Group PLC	899,278	65,083,269
Johnson Service Group PLC(a)(b)	31,321,712	64,097,816
Restore PLC(a)	12,706,581	79,700,109
Rightmove PLC	8,667,307	76,241,307
Rotork PLC	13,039,709	59,767,253
Spirax-Sarco Engineering PLC	633,617	113,645,036
Victrex PLC	2,211,103	61,108,592
		1,243,278,777
United States–0.81%
Bruker Corp.	916,585	61,044,561
Total Common Stocks & Other Equity Interests (Cost $5,213,831,144)		7,449,007,807
Money Market Funds–0.70%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(a)(e)	19,162,646	19,162,646
Invesco Liquid Assets Portfolio, Institutional Class, 0.01%(a)(e)	11,022,441	11,023,543
Invesco Treasury Portfolio, Institutional Class, 0.01%(a)(e)	21,900,167	21,900,167
Total Money Market Funds (Cost $52,087,459)		52,086,356
TOTAL INVESTMENTS IN SECURITIES—99.89% (Cost $5,265,918,603)		7,501,094,163
OTHER ASSETS LESS LIABILITIES–0.11%		8,563,707
NET ASSETS–100.00%		$7,509,657,870
Investment Abbreviations:
ADR	– American Depositary Receipt
BR	– Bearer Shares
See accompanying notes which are an integral part of this schedule.
Invesco International Small-Mid Company Fund

Notes to Schedule of Investments:
(a)	Affiliated issuer. The issuer is affiliated by having an investment adviser that is under common control of Invesco Ltd. and/or the Investment Company Act of 1940, as amended (the “1940 Act”), defines “affiliated person” to include an issuer of which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the 1940 Act) of that issuer. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2022.

	Value October 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value January 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$26,783,461	$134,287,948	$(141,908,763)	$-	$-	$19,162,646	$2,415
Invesco Liquid Assets Portfolio, Institutional Class	16,470,796	95,919,963	(101,363,402)	(1,102)	(2,712)	11,023,543	848
Invesco Treasury Portfolio, Institutional Class	30,609,669	153,471,941	(162,181,443)	-	-	21,900,167	1,089
Investments in Other Affiliates:
Amadeus Fire AG	72,508,225	-	(4,573,094)	(14,813,238)	540,602	53,662,495	-
Ariake Japan Co. Ltd.	109,549,953	-	-	(20,096,134)	-	89,453,819	(73)
Bravura Solutions Ltd.	50,286,904	-	(8,805,754)	(8,021,483)	(4,224,620)	29,235,047	-
Fukui Computer Holdings, Inc.	38,155,165	7,591,041	-	(11,400,142)	-	34,346,064	-
IPH Ltd.	82,084,407	3,980,215	(3,203,730)	(8,547,015)	(277,950)	74,035,927	-
Johnson Service Group PLC	46,281,211	10,379,126	-	7,437,479	-	64,097,816	-
Karnov Group AB	49,345,718	9,990,548	(3,820,090)	(1,686,087)	(54,586)	53,775,503	-
Loomis AB	101,037,856	12,372,507	-	(5,783,328)	-	107,627,035	-
Meitec Corp.	90,716,025	6,674,547	(6,221,426)	(1,562,204)	111,716	89,718,658	-
New Work SE	74,916,904	4,347,066	-	(7,581,618)	-	71,682,352	-
Odontoprev S.A.	76,227,051	2,129,071	-	(778,989)	-	77,577,133	113,590
Restore PLC	86,055,343	-	(3,653,852)	(3,066,264)	364,882	79,700,109	-
Sdiptech AB, Class B	130,016,552	-	(6,710,272)	(26,639,462)	1,425,761	98,092,579	-
Total	$1,081,045,240	$441,143,973	$(442,441,826)	$(102,539,587)	$(2,116,907)	$975,090,893	$117,869

(b)	Non-income producing security.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2022 was $416,391,027, which represented 5.54% of the Fund’s Net Assets.
(d)	Restricted security. The value of this security at January 31, 2022 represented less than 1% of the Fund’s Net Assets.
(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2022.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco International Small-Mid Company Fund

Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2022
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Australia	$—	$344,019,106	$—	$344,019,106
Austria	—	7,363,446	—	7,363,446
Brazil	139,889,979	—	—	139,889,979
Canada	65,598,560	—	—	65,598,560
Denmark	—	209,034,993	—	209,034,993
Finland	—	28,004,726	—	28,004,726
France	—	290,767,421	—	290,767,421
Germany	—	677,114,191	—	677,114,191
Iceland	—	146,046,723	—	146,046,723
India	—	224,219,398	—	224,219,398
Ireland	58,539,445	—	—	58,539,445
Israel	142,352,460	—	—	142,352,460
Italy	—	290,623,363	—	290,623,363
Japan	—	1,378,710,769	—	1,378,710,769
Jersey	—	43,840,015	—	43,840,015
Netherlands	—	77,929,829	—	77,929,829
New Zealand	—	39,635,187	—	39,635,187
Norway	—	29,505,487	—	29,505,487
South Korea	—	13,609,769	—	13,609,769
Spain	—	46,192,430	—	46,192,430
Sweden	—	1,049,738,602	—	1,049,738,602
Switzerland	—	808,235,564	—	808,235,564
Taiwan	—	33,713,006	—	33,713,006
United Kingdom	—	1,243,278,777	—	1,243,278,777
United States	61,044,561	—	—	61,044,561
Money Market Funds	52,086,356	—	—	52,086,356
Total Investments	$519,511,361	$6,981,582,802	$—	$7,501,094,163
Invesco International Small-Mid Company Fund